Related Party Transactions (Details) (ChiefTechnologyOfficerMember, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
ChiefTechnologyOfficerMember
Related Party Transaction, Purchases from Related Party	$ 42,076	$ 44,745	$ 81,034	$ 83,754